Appendix 4 Additional Information Circular No. 715 of February 3, 2012 - Provisions and Write-Offs (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	$ 1,347,346	$ 100,900
Non-Renegotiated Portfolio
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	$ 1,347,346	79,911
Renegotiated Portfolio
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs		17,890
Write-Offs
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs		$ 3,099